Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Manufacturing and processing profits deduction	(0.30%)	(0.40%)
Foreign rate differentials	(0.20%)	0.80%
Losses not benefited	0.80%	1.10%
Utilization of losses previously not benefited	(0.20%)	(0.10%)
Earnings of equity accounted investees	(1.20%)	(0.80%)
Tax on repatriation of foreign earnings	0.70%	2.10%
Valuation allowance on deferred tax assets	(0.40%)
Write off of investment		(1.40%)
Research and development tax credits	(1.50%)	(1.30%)
Reserve for uncertain tax positions	0.20%	(0.30%)
Non-deductible foreign exchange losses	1.30%	1.00%
Others	(0.30%)	(0.40%)
Effective income tax rate	25.40%	26.80%